Financial investments	12 Months Ended
Dec. 31, 2019
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Financial investments
7.	Financial investments
Financial investments consists of investments in Brazilian Treasury Bonds (“LFTs”) with an average return of 100% of the Brazilian Basic Interest Rate (SELIC, currently at 4.25% per year), certain of which are invested to comply with certain requirements for authorized payment institutions as set forth by Central Bank of Brazil regulation. This financial asset was classified at fair value through other comprehensive income. Unrealized losses of LFTs for the year ended December 31, 2019 totaled R$28.